Long-Term Debt (Principal Outstanding) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 2023 Senior Notes [Member] USD ($)	Dec. 31, 2013 2023 Senior Notes [Member] USD ($)	Dec. 31, 2014 2016 Notes [Member] BRL	Dec. 31, 2013 2016 Notes [Member] BRL	Dec. 31, 2014 2019 Notes [Member] USD ($)	Dec. 31, 2013 2019 Notes [Member] USD ($)
Debt Instrument [Line Items]
Annual interest rate		6.625%		10.25%		7.50%
Principal outstanding	$ 771,053	$ 473,767	$ 473,767	253,989	285,763	$ 0	$ 0